Events After the Reporting Date	12 Months Ended
Dec. 31, 2024
Disclosure of non-adjusting events after reporting period [abstract]
Events After the Reporting Date

Note 32 Events after the Reporting Date

Since December 31, 2024, the Company has:

•
issued 53,887,112 fully paid ordinary shares under a Share Purchase Plan at AUD$0.60 per share, raising AUD$32,332,267.
•
issued 12,771,392 fully paid ordinary shares under an Institutional Placement to Phillips 66 Company atc AUD$0.60 per share, raising USD$5million
•
on January 21, 2025, announced the planned transition in our CEO role, with Dr. Chris Burns stepping down as Chief Executive Officer effective January 24, 2025. Dr. Burns will continue to support the Company in an advisory capacity, serving as Special Advisor to the Board, in order to provide continuity, support ongoing operations of the Company and ensure a smooth transition. The Board has appointed Mr. Robert Long, our Chief Financial Officer, to serve as interim CEO, effective January 24, 2025, until a permanent CEO is appointed. Mr. Long will work closely with the Board to ensure a smooth transition and maintain our momentum and focus on our key strategic goals.

There have been no other matters or circumstances that have arisen since the end of the twelve months ended December 31, 2024, which significantly affected or could significantly affect the operations of the Company, the results of those operations or the state of affairs of the Company in future financial years.